Payments, Details - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 17,300	Taxes	UNITED STATES	U.S. Federal Government	All Extraction Projects	uslm:LimestoneMineralMember	Open Pit